Segment Information - Summary Of Company's Segments And A Reconciliation Of The Total Segment Gross Margin To Loss Before Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Gross margin	$ 3,423	$ 2,040	$ 39,406	$ (23,534)	$ (135,675)
Loss before income taxes	10,388	(76,180)	(196,124)	(208,166)	(387,206)
Bird Rides [Member]
Revenues:
Loss before income taxes			(196,124)	(208,166)
Sharing [Member]
Revenues:
Cost of sharing, exclusive of depreciation	21,386	14,398	101,061	71,628	$ 153,646
Reportable Geographical Components [Member] | Bird Rides [Member]
Revenues:
Total Revenues	37,978	25,670	205,142	94,601
Cost of sharing, exclusive of depreciation	21,386	14,398	101,061	71,628
Cost of product sales	4,229	4,215	17,340	22,716
Depreciation on revenue earning vehicles	8,940	5,017	47,335	23,791
Gross margin	3,423	2,040	39,406	(23,534)
Total expenses	(6,965)	78,220	235,530	184,632
Loss before income taxes	10,388	(76,180)	(196,124)	(208,166)
Reportable Geographical Components [Member] | Sharing [Member] | Bird Rides [Member]
Revenues:
Revenue	33,577	21,649	187,327	79,941
Reportable Geographical Components [Member] | Product Sales [Member] | Bird Rides [Member]
Revenues:
Revenue	4,401	4,021	17,815	14,660
Reportable Geographical Components [Member] | NA [Member] | Bird Rides [Member]
Revenues:
Total Revenues	29,226	21,998	158,580	69,917
Cost of sharing, exclusive of depreciation	13,794	12,531	78,299	40,532
Cost of product sales	4,178	4,067	16,189	14,220
Depreciation on revenue earning vehicles	4,704	2,353	21,831	11,456
Gross margin	6,550	3,047	42,261	3,709
Reportable Geographical Components [Member] | NA [Member] | Sharing [Member] | Bird Rides [Member]
Revenues:
Revenue	24,992	18,167	142,476	57,704
Reportable Geographical Components [Member] | NA [Member] | Product Sales [Member] | Bird Rides [Member]
Revenues:
Revenue	4,234	3,831	16,104	12,213
Reportable Geographical Components [Member] | EMEA [Member] | Bird Rides [Member]
Revenues:
Total Revenues	8,646	3,672	46,414	24,473
Cost of sharing, exclusive of depreciation	7,551	1,867	22,720	30,339
Cost of product sales	51	148	1,148	8,324
Depreciation on revenue earning vehicles	4,213	2,664	25,483	11,929
Gross margin	(3,169)	(1,007)	(2,937)	(26,119)
Reportable Geographical Components [Member] | EMEA [Member] | Sharing [Member] | Bird Rides [Member]
Revenues:
Revenue	8,479	3,482	44,703	22,198
Reportable Geographical Components [Member] | EMEA [Member] | Product Sales [Member] | Bird Rides [Member]
Revenues:
Revenue	167	190	1,711	2,275
Reportable Geographical Components [Member] | Other [Member] | Bird Rides [Member]
Revenues:
Total Revenues	106	0	148	211
Cost of sharing, exclusive of depreciation	41	0	42	757
Cost of product sales	0	0	3	172
Depreciation on revenue earning vehicles	23	0	21	406
Gross margin	42	0	82	(1,124)
Reportable Geographical Components [Member] | Other [Member] | Sharing [Member] | Bird Rides [Member]
Revenues:
Revenue	106	0	148	39
Reportable Geographical Components [Member] | Other [Member] | Product Sales [Member] | Bird Rides [Member]
Revenues:
Revenue	$ 0	$ 0	$ 0	$ 172